Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

June 24, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (File Nos. 333-230320 and 811-23166), RiverNorth Specialty Finance Corporation (File Nos. 333-204886 and 811-23067), RiverNorth Opportunistic Municipal Income Fund, Inc. (File Nos. 333-226273 and 811-23366), RiverNorth Managed Duration Municipal Income Fund, Inc. (File Nos. 333-230421 and 811-23434) and RiverNorth Flexible Municipal Income Fund, Inc. (File Nos. 333-234122 and 811-23481) (each a “Fund” and together, the “Funds”)

Preliminary Proxy Statement

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Funds’ Preliminary Joint Proxy Statement, Notice of Annual Meeting of Stockholders and Form of Proxy (together, the “Proxy Materials”). These Proxy Materials are being filed in connection with the Annual Meeting of Stockholders of the Funds being held to consider the following proposals: (i) to elect two Directors for the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., (ii) to elect two Directors for the RiverNorth Specialty Finance Corporation, (iii) to elect two Directors for the RiverNorth Opportunistic Municipal Income Fund, Inc., (iv) to elect two Directors for the RiverNorth Managed Duration Municipal Income Fund, Inc., (v) to elect two Directors for the RiverNorth Flexible Municipal Income Fund, Inc., (vi) to convert the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. from a closed-end investment company to an open-end investment company, and (vii) to transact such other business as may properly come before the Annual Meeting or any adjournments or postponements thereof.

Please do not hesitate to contact me at (312) 569-1107 if you have any comments or questions.

Sincerely,

/s/ David L. Williams
David L. Williams